Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	May 31, 2013	Feb. 28, 2013	Feb. 28, 2011 Restatement adjustment Revision of errors in income taxes, noncontrolling interest and certain other eliminating adjustments New Enterprise Stone & Lime Co., Inc.	Feb. 28, 2011 Restatement adjustment Revision of errors in income taxes, noncontrolling interest and certain other eliminating adjustments Non Guarantors	Feb. 28, 2011 Restatement adjustment Revision of errors in noncontrolling interest and certain other eliminating adjustments Eliminations
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Ownership interest in subsidiaries (as a percent)	100.00%	100.00%
Condensed Issuer, Guarantor and Non Guarantor Financial Information
Net loss attributable to the reporting entity			$ 0.3		$ 1.5
Noncontrolling interest in net income				$ 1.2